General and administrative expense and Termination benefits - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of attribution of expenses by nature to their function [line items]
Total share-based compensation expense	$ 6,541	$ 5,276	$ 8,236
Termination benefits	0	0	3,706
General and administrative expense
Disclosure of attribution of expenses by nature to their function [line items]
Total share-based compensation expense	6,541	5,276	8,240
Tax expense reversal arising from resolution of tax audits	9,900	18,600	2,300
Insurance expense	3,055	3,192	4,274
Staff costs	41,107	45,147	60,845
Termination benefits expense
Disclosure of attribution of expenses by nature to their function [line items]
Staff costs	$ 3,127	$ 3,076	$ 326